Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2022	Jan. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment on October 31, 2022 and January 31, 2022 are as follows:

	October 31, 2022	January 31, 2022
Machinery and Equipment	$5,311,531	$4,934,855
Furniture and Fixtures	281,781	233,615
Leasehold Improvements	3,473,116	3,346,610
	9,066,428	8,515,080
Less: Accumulated Depreciation	5,486,991	4,836,548
	$3,579,437	$3,678,532

Property and equipment on January 31, 2022 and January 31, 2021 are as follows:

	January 31, 2022	January 31, 2021
Machinery and Equipment	$4,934,855	$3,787,321
Furniture and Fixtures	233,615	113,112
Leasehold Improvements	3,346,610	3,120,273
	8,515,080	7,020,706
Less: Accumulated Depreciation	4,836,548	4,057,104
	$3,678,532	$2,963,602